Cover Page	Feb. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	UNIVERSAL TECHNICAL INSTITUTE, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31923
Entity Tax Identification Number	86-0226984
Entity Central Index Key	0001261654
Amendment Flag	false
Entity Address, Address Line One	4225 East Windrose Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85032
City Area Code	623
Local Phone Number	445-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	UTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-30